Impairment	6 Months Ended
Jun. 30, 2020
Impairments
Impairment

5.        Impairment

	Half-year to	Half-year to	Half-year to
	30 June	30 June	31 Dec
	2020	2019	2019
	£m	£m	£m

Impact of transfers between stages	1,263	379	225
Other changes in credit quality	2,111	223	575
Additions (repayments)	211	(64)	(52)
Methodology, model and assumption changes	44	43	(29)
Other items	200	(2)	(2)
	2,566	200	492
Total impairment charge	3,829	579	717

In respect of:
Loans and advances to banks	21	1	(1)
Loans and advances to customers	3,464	598	709
Debt securities	1	—	—
Financial assets at amortised cost	3,486	599	708
Other assets	13	—	5
Impairment charge on drawn balances	3,499	599	713
Loan commitments and financial guarantees	324	(19)	4
Financial assets at fair value through other comprehensive income	6	(1)	—
Total impairment charge	3,829	579	717

The impairment charge includes £21 million (half-year to 30 June 2019: £90 million; half-year to 31 December 2019: £44 million) in respect of residual value impairment and voluntary terminations within the Group’s UK motor finance business.

The Group’s impairment charge comprises the following:

Impact of transfers between stages

The net impact on the impairment charge of transfers between stages.

Other changes in credit quality

Changes in loss allowance as a result of movements in risk parameters that reflect changes in customer credit quality, but which have not resulted in a transfer to a different stage. This also contains the impact on the impairment charge of write-offs and recoveries, where the related loss allowances are reassessed to reflect ultimate realisable or recoverable value.

Additions (repayments)

Expected loss allowances are recognised on origination of new loans or further drawdowns of existing facilities. Repayments relate to the reduction of loss allowances as a result of repayments of outstanding balances.

Methodology, model and assumption changes

Increase or decrease in impairment charge as a result of adjustments to the models used for expected credit loss calculations; either as changes to the model inputs or to the underlying assumptions, as well as the impact of changing the models used.

Other items

In the half-year to 30 June 2020 this includes a central adjustment of £200 million to reflect the adjusted severe downside economic scenario (note 1).